Description of Business (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2013	Sep. 30, 2014 property	Sep. 30, 2013	Dec. 31, 2012	Oct. 15, 2013
Organization And Description Of Business [Line Items]
Number of properties	10	10	12
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued	28,972,774	28,972,774	29,016,774	1,000	28,972,774
Net proceeds from issuance of shares	$ 279
Ownership interest			78.80%
Common Class A [Member]
Organization And Description Of Business [Line Items]
Common stock, par value	$ 0.01	$ 0.01				$ 0.01
Common stock, shares issued	14,087,500	14,087,500				14,087,500
Net proceeds from issuance of shares		$ 279
Qualitytech, LP [Member]
Organization And Description Of Business [Line Items]
Ownership interest	78.80%	78.80%